Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 4:- CASH AND CASH EQUIVALENTS

	December 31,
	2024	2023
Balance nominated in USD	$250,840	$217,948
Balance nominated in NIS	179,066	157,725
Balance nominated in other currencies	77,893	76,273
	$507,799	$451,946